Significant Judgements in Applying Accounting Policies Disclosure of significant accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Deferred credit	$ 20,788	$ 20,788
Deferred Stripping Costs [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	23,500	40,700
Deferred Stripping Costs [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	$ 41,000	$ 32,900